Tax - Schedule of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Uncertainties [Abstract]
Beginning unrecognized tax benefits/(expenses)	$ 1.1	$ 1.1	$ 1.0
Increases related to prior year tax positions	0.0	0.0	0.1
Decreases related to prior year tax positions	(0.6)	0.0	0.0
Ending unrecognized tax benefits/(expenses)	$ 0.5	$ 1.1	$ 1.1